CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011
REVENUE	$ 45,656	$ 118,010
Cost of sales	29,255	67,460
Gross profit	16,401	50,550
EXPENSES
Research and development	24,023	19,056
Selling and marketing	15,307	17,303
General and administrative	16,528	11,785
Government assistance	(902)	(390)
TOTAL EXPENSES	54,956	47,754
Income (loss) before amortization of intangible assets and other items	(38,555)	2,796
Amortization of intangible assets	(1,986)	(893)
Accretion expense	(650)	(393)
Interest income	393	233
Investment gain	67	7
Impairment of intangible assets	(8,315)
Gain on change in estimate of contingent liabilities	15,146
Foreign exchange gain	100	678
Income (loss) before income taxes	(33,800)	2,428
Income tax expense (recovery)	(104)	421
Net Income (loss)	(33,696)	2,007
Net Loss Attributable to Non-Controlling Interest	215
Net Income (loss) applicable to shareholders	(33,481)	2,007
Foreign currency translation differences for foreign operations	77
Comprehensive Income (Loss) applicable to shareholders	$ (33,558)	$ 2,007
Income (loss) per share
Basic (in dollars per share)	$ (0.94)	$ 0.06
Diluted (in dollars per share)	$ (0.94)	$ 0.05
Weighted Average Shares Outstanding
Basic (in shares)	35,506,689	35,812,507
Diluted (in shares)	35,506,689	36,741,961